Related party transactions	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Related party transactions

31    Related party transactions

The Group’s related parties are predominantly subsidiaries, joint operations, joint ventures and associates and key management personnel of the Group. Disclosures relating to key management personnel are set out in note 22 ‘Key management personnel’. Transactions between each parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note.

•	All transactions to/ from related parties are made at arm’s length, i.e. at normal market prices and rates and on normal commercial terms.

•

Outstanding balances at year-end are unsecured and settlement occurs in cash. Loan amounts owing from related parties represent secured loans made to joint operations, associates and joint ventures under co-funding arrangements. Such loans are made on an arm’s length basis with interest charged at market rates and are due to be repaid by 16 August 2022.

•	No guarantees are provided or received for any related party receivables or payables.

•	No provision for expected credit losses has been recognised in relation to any outstanding balances and no expense has been recognised in respect of expected credit losses due from related parties.

•

There were no other related party transactions in the year ended 30 June 2019 (2018: US$ nil), other than those with post-employment benefit plans for the benefit of Group employees. These are shown in note 25 ‘Pension and other post-retirement obligations’.

Transactions with related parties

Further disclosures related to other related party transactions are as follows:

	Joint operations		Joint ventures		Associates
	2019	2018	2019	2018	2019	2018
	US$M	US$M	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–	–	–
Purchases of goods/services	–	–	–	–	1,141.230	1,358.016
Interest income	1.532	1.764	–	–	0.826	19.337
Interest expense	–	–	–	–	0.011	–
Dividends received	–	–	–	–	509.577	693.105
Net loans made to/(repayments from) related parties	12.539	60.566	–	–	14.547	(599.979)

Outstanding balances with related parties

Disclosures in respect of amounts owing to/from joint operations represent the amount that does not eliminate on consolidation.

	Joint operations		Joint ventures		Associates
	2019	2018	2019	2018	2019	2018
	US$M	US$M	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	–	–	169.773	210.716
Loan amounts owing to related parties	40.513	55.667	–	–	10.097	4.097
Trade amounts owing from related parties	–	–	–	–	3.828	3.932
Loan amounts owing from related parties	15.474	18.089	–	–	33.486	12.939